Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2020
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Provisions for other liabilities and charges
23. Provisions for other liabilities and charges

All figures in £ millions	Property	Disposals and closures	Legal and other	Total
At 1 January 2020	16	—	49	65
Exchange differences	—	—	(3)	(3)
Charged to income statement	1	4	11	16
Released to income statement	(2)	—	(5)	(7)
Utilised	(7)	—	(36)	(43)
Transfer from trade and other liabilities	—	—	5	5

At 31 December 2020	8	4	21	33

Analysis of provisions:

	2020
All figures in £ millions	Property	Disposals and closures	Legal and other	Total
Current	2	4	19	25
Non-current	6	—	2	8

	8	4	21	33

	2019
Current	9	—	43	52
Non-current	7	—	6	13

	16	—	49	65

P
roperty provisions in 2020 relate primarily to dilapidations and in 2019 relate to restructuring and dilapidation provisions. Disposals and closures relate to the disposal of Pearson Institute of Higher Education.
Legal and other includes legal claims, contract disputes and potential contract losses with the provisions utilised as the cases are settled. Also included in legal and other are other restructuring provisions that are generally utilised within one year.
The year on year reduction in provisions is mainly due to utilisation of provisions related to the 2017-2019 major restructuring programme.